EARNINGS PER SHARE	10 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

7.	EARNINGS PER SHARE

Schedule of basic and diluted net earnings per share

(in thousands of U.S. dollars, except share amounts and per share data)	For the period from June 6, 2025 (inception) to March 31, 2026
Numerator:
Net loss – basic and diluted	$(88,276)
Denominator:
Weighted-average ordinary shares used in computing net earnings per share – basic and diluted	1
Net loss per share, basic and diluted*	$(88,276)

Basic earnings per share (“EPS”) is calculated by dividing net income/(loss) by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS reflects the potential dilutive securities.

The Company had no potentially dilutive securities outstanding during the period from June 6, 2025 (inception) to March 31, 2026.